Mizuho Financial Group, Inc., Parent Company (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income:
Total	[1]	¥ 8,510,700	¥ 4,276,900	¥ 2,113,700
Expenses:
Interest expense		4,562,076	2,180,064	374,132
Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	[2]	19,791	(26,999)	34,587
Income tax expense (benefit)		425,120	35,142	(141,017)
Net income (loss) attributable to MHFG shareholders		912,473	(14,009)	(104,722)
Parent Company
Income:
Management fees from subsidiaries		51,770	43,900	40,462
Gains on sales of investments in subsidiaries		0	0	53,005
Other income		4,444	37,319	11,319
Total		847,800	530,311	517,823
Expenses:
Operating expenses		60,037	52,887	43,192
Interest expense		230,780	175,723	130,453
Losses on sales of investments in a subsidiary		0	0	26,606
Other expense		11,286	2,768	5,946
Total		302,103	231,378	206,197
Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net		365,266	(307,879)	(505,891)
Income (loss) before income tax expense (benefit)		910,964	(8,946)	(194,265)
Income tax expense (benefit)		(1,509)	5,063	(89,543)
Net income (loss) attributable to MHFG shareholders		912,473	(14,009)	(104,722)
Parent Company | Related Party
Income:
Interest income on loans and discounts		232,272	177,137	133,215
Parent Company | Banking Subsidiary
Income:
Banking subsidiaries		547,487	209,257	197,717
Parent Company | Non Banking Subsidiaries And Affiliated Companies
Income:
Banking subsidiaries		¥ 11,826	¥ 62,698	¥ 82,105

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.